Organization - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 15, 2021 HKD ($) shares	Feb. 19, 2021	Dec. 31, 2013 USD ($) shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2022 CNY (¥) Customer shares	Dec. 31, 2021 CNY (¥) Customer shares	Dec. 31, 2020 Customer	Dec. 31, 2022 USD ($) shares	Jun. 27, 2022	Feb. 22, 2017	Jun. 30, 2016	Jun. 23, 2008
Summary of Investment Holdings [Line Items]
Proceeds from issuance of shares | ¥						¥ 3,565,843
Ordinary shares, shares issued					492,742,468	505,183,788		492,742,468
Ordinary shares, shares outstanding					492,742,468	505,183,788		492,742,468
No of ordinary shares per Ads after division | Customer					4	4	4
No of ordinary shares per Ads before division | Customer					1
Global Offering Including Over Allotment Option [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering	24,738,400
Global Offering Over Allotment Option [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering	4,544,000
Global Offering [Member]
Summary of Investment Holdings [Line Items]
Net proceeds from Global offering | $	$ 4,294,850
American Depositary Shares [Member] | IPO [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering			8,993,000
Proceeds from issuance of shares | $			$ 142,590
American Depositary Shares [Member] | Follow-on offering [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering				2,424,801
Proceeds from issuance of shares | $				$ 97,340
Class A Ordinary Shares [Member]
Summary of Investment Holdings [Line Items]
Shares converted into Class A ordinary shares from Class B ordinary shares during the period				6,964,612
VIE Structure Concentration Risk [Member] | Net Revenues [Member] | Customer [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage					12.70%	13.10%	8.10%
VIE Structure Concentration Risk [Member] | Assets, Total [Member] | Customer [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage					7.60%	8.70%
VIE Structure Concentration Risk [Member] | Liabilities, Total [Member] | Customer [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage					8.70%	9.50%
Consolidated VIEs [Member]
Summary of Investment Holdings [Line Items]
Amounts due from PRC subsidiaries					¥ 333,170	¥ 183,340		$ 48,310
Inter-company balances between VIE and WFOE and Autohome HK					¥ 569,030	¥ 524,980		$ 82,500
Exclusive technical consulting and service agreements [Member]
Summary of Investment Holdings [Line Items]
Extension option in agreement term		10 years
Exclusive technical consulting and service agreements [Member] | Maximum [Member]
Summary of Investment Holdings [Line Items]
Term of agreement		30 years
Telstra Holdings Pty Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent									55.00%			100.00%
Selling Shareholders of Cheerbright, China Topside and Norstar [Member]
Summary of Investment Holdings [Line Items]
Percentage of the Company owned by selling shareholders									45.00%
Ping An Insurance (Group) Company of China Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent					45.60%			45.60%		6.50%	47.40%